Income Tax - Schedule of Current Tax Assets and Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Tax Assets and Current Tax Liabilities [Abstract]
Income Tax Advance	$ 7,978	$ 5,654
Surplus in Private Liquidation	11,348	10,533
Other Taxes	2,499	2,136
Total	21,825	18,323
Current tax liabilities
Income Tax Withholding	(5,396)	(3,341)
Income Tax Payable	(1,136)	(4,069)
Other Taxes	(173)	(409)
Total	$ (6,705)	$ (7,819)